Limited Duration Bond ETF Expense Example - Limited Duration Bond ETF - ETF	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 25
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	$ 375